Inventories	12 Months Ended
Dec. 31, 2013
Inventories
5	Inventories

Inventories consisted of the following:

	December 31,
	2012	2013
Raw materials	$46,589	$51,762
Work-in-progress	31,896	35,821
Finished goods	31,614	51,225

Total inventories	$110,099	$138,808

During the years ended December 31, 2011, 2012, and 2013, the Company recorded inventories write-down of $3,105, $2,609 and $2,154, respectively, to their net realizable value.